DEPOSITS AND OTHER ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
DEPOSITS AND OTHER ASSETS, NET
Schedule of deposits and other assets, net

	As of
	December 31, 2024	June 30, 2025
Deposits	$185,282	$174,907
Other receivables	341,288	373,179
Subtotal	$526,570	$548,086
Less: allowance of credit loss	(109,311)	(91,586)
Subtotal, net	$417,259	$456,500
Less: Long term portion	(121,505)	(123,811)
Deposits and other assets- current portion	$295,754	$332,689

Schedule of movement of the allowance of credit losses

	For the six months ended June 30,
	2024	2025
Balance at the beginning	$(112,343)	$(109,311)
Recovery and write off of allowance for expected credit losses	—	19,800
Foreign currency translation adjustments	2,553	(2,075)
Balance at the end	$(109,790)	$(91,586)